Goodwill and Intangible Assets	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Goodwill and Intangible Assets
Note 11: Goodwill and Intangible Assets
Goodwill
When we complete an acquisition, we allocate the purchase price to the assets acquired, including identifiable intangible assets, and the liabilities assumed. Any portion of the consideration transferred that is in excess of the fair value of those net assets is considered to be goodwill. Goodwill is not amortized and is instead tested for impairment annually.
In performing the impairment test, we utilize fair value less costs to sell for each group of CGUs based on discounted cash flow projections
. Cash flows were projected for the first 10 years based on actual operating results, expected future business performance and past experience. Beyond 10 years, cash flows were assumed to grow at perpetual annual rates of up to
2.0% (2.0% in 2023). The discount rates we applied in determining the recoverable amounts in 2024 ranged from 9.8% to 10.8% (8.9% to 11.4% in 2023) and were based on our estimate of the cost of capital for each CGU. The cost of capital for each CGU was estimated using the Capital Asset Pricing Model, based on the historical betas of publicly traded peer companies that are comparable to the CGU. We use significant judgment to determine inputs to the discounted cash flow model, which is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The fair value measurement for the cash flow model is categorized as Level 3 as the inputs are not observable in the market.
The key assumptions described above may change as market and economic conditions change. However, we estimate that reasonably possible changes in these assumptions are not expected to cause the recoverable amounts of our CGUs to decline below their carrying amounts
.
A continuity of our goodwill by group of CGUs for the years ended O ctobe
r 31, 2024 and 2023 is as follows:

(Canadian $ in millions)		Personal and Commercial Banking			BMO Wealth Management		BMO Capital Markets	Total
	Canadian P&C	U.S. P&C	Total	Wealth and Asset Management	Insurance	Total
Balance at October 31, 2022	$97	$3,929	$4,026	$822	$2	$824	$435	$5,285
Acquisitions (1)	233	10,345	10,578	237	–	237	85	10,900
Foreign exchange and other	–	515	515	20	–	20	8	543
Balance at October 31, 2023	330	14,789	15,119	1,079	2	1,081	528	16,728
Foreign exchange and other	–	43	43	2	–	2	1	46
Balance at October 31, 2024	$330	$14,832	$15,162	$1,081	$2	$1,083	$529	$16,774

(1)	Refer to Note 10 for further information.
Intangible Assets
Intangible assets related to our acquisitions are initially recorded at fair value at the acquisition date and subsequently at cost less accumulated amortization. Software is recorded at cost less accumulated amortization. Amortization expense is recorded in amortization of intangible assets in our Consolidated Statement of Income.

The total cost and associated accumulated amortization of our intangible assets are set out below:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Cost
Balance at October 31, 2022	$521	$978	$6,237		$259	$322	$8,317
Additions	–	–	58		739	33	830
Acquisitions (1)	311	2,453	103		–	227	3,094
Transfers	–	–	672		(672)	–	–
Fully amortized intangibles	–	–	(29)		–	(21)	(50)
Foreign exchange and other	18	122	30		(2)	11	179
Balance at October 31, 2023	850	3,553	7,071	(2)	324	572	12,370
Additions	–	–	22		782	48	852
Transfers	–	–	688		(688)	–	–
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	2	10	11		(1)	1	23
Balance at October 31, 2024	$852	$3,563	$6,096	(2)	$417	$588	$11,516
Accumulated Amortization
Balance at October 31, 2022	$435	$978	$4,422		$–	$289	$6,124
Amortization	44	291	646		–	27	1,008
Write-downs	–	–	9		–	–	9
Fully amortized intangibles	–	–	(29)		–	(21)	(50)
Foreign exchange and other	8	26	25		–	4	63
Balance at October 31, 2023	487	1,295	5,073	(2)	–	299	7,154
Amortization	62	342	676		–	32	1,112
Write-downs	4	–	22		–	–	26
Fully amortized intangibles	–	–	(1,696)		–	(33)	(1,729)
Foreign exchange and other	3	10	15		–	–	28
Balance at October 31, 2024	$556	$1,647	$4,090	(2)	$–	$298	$6,591
Net Carrying Value
Balance at October 31, 2024	$296	$1,916	$2,006		$417	$290	$4,925
Balance at October 31, 2023	363	2,258	1,998		324	273	5,216

(1)	Refer to Note 10 for further information.
(2)
Includes internally generated software of $5,466 million in cost and $3,653 million in accumulated amortization as at October 31, 2024 ($6,172 million in cost and $4,420 million in accumulated amortization as at October 31, 2023).

Intangible assets are amortized to income over the period during which we believe the assets will benefit us, on either a straight-line or an accelerated basis, over a period not to exceed 15 years. We have $228 million as at October 31, 2024 ($227 million as at October 31, 2023)
of
intangible assets with indefinite lives that relate primarily to card processing and trade name contracts.
The useful lives of intangible assets are reviewed annually for any changes in circumstances. We test definite-life intangible assets for impairment when events or changes in circumstances indicate that their carrying value may not be recoverable. Indefinite-life intangible assets are tested annually for impairment. If any intangible assets are determined to be impaired, we write them down to their recoverable amount, the higher of value in use and fair value less costs to sell.